Allowance for Probable Loan Losses (Policies)	12 Months Ended
Dec. 31, 2011
Allowance for Probable Loan Losses
Allowance for loan loss

        The allowance for probable loan losses primarily consists of the aggregate loan loss allowances of the bank subsidiaries. The allowances are established through charges to operations in the form of provisions for probable loan losses. Loan losses or recoveries are charged or credited directly to the allowances. The allowance for probable loan losses of each bank subsidiary is maintained at a level considered appropriate by management, based on estimated probable losses in the loan portfolio. The allowance for probable loan losses is derived from the following elements: (i) allowances established on specific loans, which are based on a review of the individual characteristics of each loan, including the customer's ability to repay the loan, the underlying collateral values, and the industry the customer operates in, (ii) allowances based on actual historical loss experience for similar types of loans in the Company's loan portfolio, and (iii) allowances based on general economic conditions, changes in the mix of loans, company resources, border risk and credit quality indicators, among other things. All segments of the loan portfolio continue to be impacted by the prolonged economic downturn. Loans secured by real estate could be impacted negatively by the continued economic environment and resulting decrease in collateral values. Consumer loans may be impacted by continued and prolonged unemployment rates.

        The specific loan loss provision is determined using the following methods. On a weekly basis, loan past due reports are reviewed by the servicing loan officer to determine if a loan has any potential problems and if a loan should be placed on the Company's internal classified report. Additionally, the Company's credit department reviews the majority of the Company's loans regardless of whether they are past due and segregates any loans with potential problems for further review. The credit department will discuss the potential problem loans with the servicing loan officers to determine any relevant issues that were not discovered in the evaluation. Also, an analysis of loans that is provided through examinations by regulatory authorities is considered in the review process. After the above analysis is completed, the Company will determine if a loan should be placed on an internal classified report because of issues related to the analysis of the credit, credit documents, collateral and/or payment history.